Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 22 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. Such restricted net assets amounted to approximately $81.7 million, or 42.8% of the Group’s total consolidated net assets, as of December 31, 2022. Based upon this percentage, the Group is required to disclose the financial information for the parent company.

No dividends have been paid to the parent Company for the periods presented. For the purpose of presenting parent only financial information, the Group records it investment in its subsidiaries under the equity method of accounting. Such investments are presented on the separate consolidated balance sheets as “Investment in Subsidiaries, VIEs and VIEs’ subsidiaries” and the income of the subsidiaries, VIEs and VIEs’ subsidiaries as “Share of Profit (Loss) in Subsidiaries, VIEs and VIEs’ subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Group did not have any significant or other commitments, long-term obligations or guarantees as of December 31, 2022 and 2021.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a) Condensed parent company balance sheets:

	December 31, 2022	December 31, 2021
ASSETS:
Cash and cash equivalents	$23,091,162	$68,296,949
Due from intercompany and others	11,005,498	7,582,199
TOTAL CURRENT ASSETS	34,096,660	75,879,148
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	159,855,586	115,680,581
TOTAL ASSETS	$193,952,246	$191,559,729
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$8,320,441	$10,933,373
TOTAL CURRENT LIABILITIES	8,320,441	10,933,373
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 4,000,000 shares authorized, 4,006,263 and 3,981,263 shares issued and 3,944,075 and 3,981,263 shares outstanding as of December 31, 2022 and 2021 respectively.	40,063	39,813
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.	-	-
Treasury shares, at cost	(355,844)	-
Additional paid-in capital	130,503,387	130,318,637
Unearned compensation	-	(125,630)
Retained earnings	53,214,304	37,819,226
Statutory reserve	9,167,845	6,942,111
Accumulated other comprehensive income	(6,937,950)	5,632,199
Total shareholders’ equity	185,631,805	180,626,356
Total liabilities and shareholders’ equity	$193,952,246	$191,559,729

*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

b) Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2022	2021	2020

Intercompany revenue	$2,939,975	$-	$-
Selling and marketing	-	-	-
General and administrative	(1,421,470)	(3,071,681)	(1,098,668)
Other income (expense)	23,111	-	-
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	16,079,196	33,452,042	(11,993,122)
Net income (loss)	17,620,812	30,380,361	(13,091,790)
Other comprehensive income	-
Foreign currency translation adjustment	(12,576,380)	2,039,011	5,507,420
Comprehensive income (loss)	5,044,432	32,419,372	(7,584,370)
Comprehensive loss attributable to non-controlling interests	6,231	2,051	2,172
Comprehensive income (loss) attributable to shareholders	$5,050,663	$32,421,423	$(7,582,198)

c) Condensed statement of cash flows

	For the year ended December 31,
	2022	2021	2020

Cash flows from operating activities:
Net income (loss)	$17,620,812	$30,380,361	$(13,091,790)
Adjustments to reconcile net income (loss) to net cash used in operating activities	-
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(16,079,196)	(33,449,939)	11,991,588)
Shares-based compensation	310,630	570,000	1,097,415
Due from intercompany and others	(4,000,000)	(364)	-
Net cash (used in) operating activities	(2,147,754)	(2,499,942)	(2,787)

Cash flows from investing activities:
Payments made for investment in subsidiaries	(40,202,189)	-	-
Net cash (used in) investing activities	(40,202,189)	-	-

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	-	70,794,465	-
Repayment of related party loans	(2,500,000)	-	-
Purchase of treasury shares	(355,844)	-	-
Net cash (used in) provided by financing activities	(2,855,844)	70,794,465	-
Net (decrease) increase in cash and cash equivalents	(45,205,787)	68,294,523	(2,787)
Cash and cash equivalents at beginning of the year	68,296,949	2,426	5,213
Cash and cash equivalents at end of the year	$23,091,162	$68,296,949	$2,426

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

Basis of presentation

Condensed financial information is used for the presentation of the Group, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.